Segmented Information (Tables)	12 Months Ended
Aug. 31, 2020
Loans received
Schedule of operating segments

The Company is in the business of mineral exploration and production in the country of Tanzania. Information concerning the Company’s geographic locations is as follows:

	As at August 31, 2020	As at August 31, 2019
Identifiable assets
Canada	$ 5,205,913	$ 3,567,316
Tanzania	44,604,841	34,551,609
	$ 49,810,754	$ 38,118,925
Non-current assets
Canada	$ 64,472	$ 14,731
Tanzania	42,688,835	33,968,878
	$ 42,753,307	$ 33,983,609